Fair Value - Schedule of Equity Method Investments Key Assumptions (Details) $ in Millions	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 157	$ 300
Level 3
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 62	$ 200
Level 3 | Valuation Technique, Probability-Weighted, Expected Return
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, time to future exit		9 months 18 days
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Probability Of IPO, Time To Future Exit Scenario
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input		1
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.1	1.1
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.3	1.3